Cover	6 Months Ended
Apr. 30, 2025
Cover [Abstract]
Entity Central Index Key	0001716951
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	OFS Credit Company, Inc.
Current Fiscal Year End Date	--10-31
Document Period End Date	Apr. 30, 2025